Unusual Whales Subversive Republican Trading ETF
Schedule of Investments (Unaudited)
December 31, 2023

	Shares	Value
COMMON STOCKS — 99.26%
Aerospace & Defense — 2.51%
Boeing Co.(a)	55	$14,336
General Dynamics Corp.	9	2,337
Hexcel Corp.	9	664
Lockheed Martin Corp.	86	38,979
Raytheon Technologies Corp.	549	46,193
Woodward, Inc.	388	52,818
		155,327
Air Freight & Logistics — 1.50%
FedEx Corp.	344	87,022
United Parcel Service, Inc., Class B	36	5,660
		92,682
Automobile Components — 0.13%
Gentex Corp.	9	294
Goodyear Tire & Rubber Co.(a)	57	816
LCI Industries	55	6,914
		8,024
Automobiles — 0.39%
Ferrari NV(b)	1	338
Ford Motor Co.	1,396	17,017
NIO, Inc. - ADR(a)	9	82
Stellantis NV(b)	210	4,897
Tesla, Inc.(a)	6	1,491
Workhorse Group, Inc.(a)	63	23
		23,848
Banks — 3.09%
Bank of America Corp.	273	9,192
Citigroup, Inc.	7	360
Citizens Financial Group, Inc.	9	298
Community Trust Bancorp, Inc.	9	395
Farmers & Merchants Bancorp, Inc.	271	6,721
Fifth Third Bancorp	9	310
JPMorgan Chase & Co.	232	39,464
KeyCorp	18	259
New York Community Bancorp, Inc.	51	522
PNC Financial Services Group, Inc.	7	1,084
Regions Financial Corp.	18	349
Royal Bank of Canada(b)	36	3,641
Southern States Bancshares, Inc.	223	6,529
Synovus Financial Corp.	76	2,861
United Bankshares, Inc.	429	16,109
US Bancorp	144	6,232
Wells Fargo & Co.	1,752	86,234
Zions Bancorp NA	253	11,099
		191,659
Beverages — 0.58%
Coca-Cola Co.	261	15,380
Constellation Brands, Inc., Class A	18	4,352
Keurig Dr Pepper, Inc.	211	7,031
Monster Beverage Corp.(a)	136	7,834
PepsiCo, Inc.	9	1,529
		36,126
Biotechnology — 2.19%
AbbVie, Inc.	84	13,017
Amgen, Inc.	48	13,825
Gilead Sciences, Inc.	9	729
Humacyte, Inc.(a)	270	767
Neurocrine Biosciences, Inc.(a)	135	17,788
United Therapeutics Corp.(a)	405	89,055
Vertex Pharmaceuticals, Inc.(a)	1	407
		135,588
Broadline Retail — 1.78%
Alibaba Group Holding Ltd. - ADR	9	698
Amazon.com, Inc.(a)	691	104,990
Etsy, Inc.(a)	55	4,458
Qurate Retail, Inc., Class A(a)	162	142
		110,288
Building Products — 1.29%
A O Smith Corp.	36	2,968
Allegion PLC(b)	9	1,140
Carlisle Cos., Inc.	90	28,118
Fortune Brands Innovations, Inc.	236	17,969
Lennox International, Inc.	2	895
Owens Corning	30	4,447
Simpson Manufacturing Co., Inc.	120	23,758
Trex Co., Inc.(a)	9	745
		80,040
Capital Markets — 1.67%
Ameriprise Financial, Inc.	1	380
Bank of New York Mellon Corp.	9	468
BlackRock, Inc.	7	5,683
Cboe Global Markets, Inc.	9	1,607
Charles Schwab Corp.	570	39,216
Coinbase Global, Inc., Class A(a)	9	1,565
Goldman Sachs Group, Inc.	9	3,472
Houlihan Lokey, Inc.	141	16,907
Intercontinental Exchange, Inc.	46	5,908
KKR & Co., Inc.	81	6,711
LPL Financial Holdings, Inc.	2	455
Moody's Corp.	4	1,562
Morgan Stanley	9	839
Nasdaq, Inc.	9	523
S&P Global, Inc.	3	1,322
Stifel Financial Corp.	171	11,825
T Rowe Price Group, Inc.	40	4,308
Victory Capital Holdings, Inc., Class A	18	620
		103,371
Chemicals — 2.43%
Air Products and Chemicals, Inc.	5	1,369
Cabot Corp.	18	1,503
Chemours Co.	60	1,892
Dow, Inc.	1,555	85,276
Ecolab, Inc.	12	2,380
Linde PLC (b)	137	56,267
Mosaic Co.	9	322
PPG Industries, Inc.	9	1,346
		150,355
Commercial Services & Supplies — 0.15%
Republic Services, Inc.	9	1,484
Waste Management, Inc.	45	8,060
		9,544
Communications Equipment — 0.85%
Arista Networks, Inc.(a)	202	47,573
Cisco Systems, Inc.	92	4,648
Motorola Solutions, Inc.	2	626
		52,847
Construction & Engineering — 2.03%
AECOM	1	92
Comfort Systems USA, Inc.	546	112,296
Quanta Services, Inc.	42	9,064
Valmont Industries, Inc.	19	4,437
		125,889
Construction Materials — 0.00%
Vulcan Materials Co.	1	227

Consumer Finance — 1.17%
Ally Financial, Inc.	20	698
American Express Co.	27	5,058
Capital One Financial Corp.	461	60,447
Discover Financial Services	18	2,023
FirstCash Holdings, Inc.	13	1,409
Katapult Holdings, Inc.(a)	273	2,981
		72,616
Consumer Staples Distribution & Retail — 2.18%
BJ's Wholesale Club Holdings, Inc.(a)	303	20,198
Costco Wholesale Corp.	93	61,388
Dollar General Corp.	2	272
Dollar Tree, Inc.(a)	196	27,842
Ingles Markets, Inc., Class A	9	777
Kroger Co.	186	8,502
Sysco Corp.	9	658
Target Corp.	21	2,991
Walgreens Boots Alliance, Inc.	95	2,480
Walmart, Inc.	65	10,247
		135,355
Containers & Packaging — 0.65%
AptarGroup, Inc.	95	11,744
Avery Dennison Corp.	43	8,693
Ball Corp.	45	2,588
Crown Holdings, Inc.	19	1,750
International Paper Co.	9	325
TriMas Corp.	590	14,945
		40,045
Diversified Consumer Services — 0.03%
Chegg, Inc.(a)	63	716
Service Corp. International	18	1,232
		1,948
Diversified Telecommunication Services — 1.17%
AT&T, Inc.	3,991	66,969
Verizon Communications, Inc.	153	5,768
		72,737
Electric Utilities — 0.73%
American Electric Power Co., Inc.	27	2,193
Duke Energy Corp.	30	2,911
NextEra Energy, Inc.	603	36,626
Southern Co.	9	631
Via Renewables, Inc.	2	19
Xcel Energy, Inc.	45	2,786
		45,166
Electrical Equipment — 1.94%
AMETEK, Inc.	9	1,484
Ballard Power Systems, Inc.(a)(b)	108	400
Emerson Electric Co.	329	32,022
FuelCell Energy, Inc.(a)	216	346
Generac Holdings, Inc.(a)	9	1,163
Ideal Power, Inc.(a)	63	489
Nuvve Holding Corp.(a)	108	13
nVent Electric PLC(b)	356	21,035
Plug Power, Inc.(a)	27	122
Regal Rexnord Corp.	46	6,809
Rockwell Automation, Inc.	130	40,361
Sensata Technologies Holding PLC	412	15,479
		119,723
Electronic Equipment, Instruments & Components — 1.21%
Amphenol Corp., Class A	21	2,082
Arrow Electronics, Inc.(a)	85	10,391
Corning, Inc.	63	1,918
CTS Corp.	93	4,068
ePlus, Inc.(a)	154	12,295
Fabrinet(a)(b)	48	9,136
Insight Enterprises, Inc.(a)	122	21,618
Keysight Technologies, Inc.(a)	2	318
Plexus Corp.(a)	119	12,867
Vuzix Corporation(a)	81	169
		74,862
Energy Equipment & Services — 0.10%
Baker Hughes Co.	126	4,307
Halliburton Co.	54	1,952
		6,259
Entertainment — 0.94%
Electronic Arts, Inc.	18	2,463
Netflix, Inc.(a)	36	17,528
ROBLOX Corp., Class A(a)	27	1,234
Take-Two Interactive Software, Inc.(a)	3	483
Walt Disney Co.	166	14,988
Warner Bros Discovery, Inc.(a)	1,913	21,770
		58,466
Financial Services — 4.29%
Berkshire Hathaway, Inc., Class B(a)	33	11,770
Block, Inc.(a)	121	9,359
Equitable Holdings, Inc.	768	25,574
Euronet Worldwide, Inc.(a)	28	2,842
Fidelity National Information Services, Inc.	1,058	63,554
FleetCor Technologies, Inc.(a)	79	22,326
Global Payments, Inc.	9	1,143
Mastercard, Inc., Class A	75	31,988
PayPal Holdings, Inc.(a)	1,049	64,420
Visa, Inc., Class A	126	32,804
		265,780
Food Products — 1.49%
Conagra Brands, Inc.	137	3,926
General Mills, Inc.	76	4,951
Hershey Co.	14	2,610
Mondelez International, Inc., Class A	9	652
Tyson Foods, Inc., Class A	1,498	80,518
		92,657
Gas Utilities — 1.67%
National Fuel Gas Co.	1,519	76,208
Suburban Propane Partners LP	1,534	27,244
		103,452
Ground Transportation — 0.23%
ArcBest Corp.	51	6,131
CSX Corp.	18	624
Old Dominion Freight Line, Inc.	1	405
Uber Technologies, Inc.(a)	40	2,463
Union Pacific Corp.	19	4,667
		14,290
Health Care Equipment & Supplies — 1.17%
Abbott Laboratories	47	5,173
Align Technology, Inc.(a)	9	2,466
Asensus Surgical, Inc.(a)	585	187
Becton Dickinson & Co.	2	488
Boston Scientific Corp.(a)	524	30,291
DENTSPLY SIRONA, Inc.	18	641
Dexcom, Inc.(a)	109	13,526
Edwards Lifesciences Corp.(a)	18	1,373
Intuitive Surgical, Inc.(a)	6	2,024
Koninklijke Philips NV(a)(b)	177	4,129
Masimo Corp.(a)	55	6,447
Medtronic PLC(b)	58	4,778
Zimmer Biomet Holdings, Inc.	9	1,095
		72,618
Health Care Providers & Services — 4.06%
Centene Corp.(a)	75	5,566
Cigna Group	2	599
CVS Health Corp.	289	22,819
Elevance Health, Inc.	279	131,566
Fresenius Medical Care AG & Co. KGaA - ADR	117	2,437
HealthEquity, Inc.(a)	18	1,193
Henry Schein, Inc.(a)	304	23,016
McKesson Corp.	15	6,945
Quest Diagnostics, Inc.	24	3,309
UnitedHealth Group, Inc.	103	54,226
		251,676
Health Care REITs — 0.00%
Medical Properties Trust, Inc.	18	88

Hotels, Restaurants & Leisure — 2.18%
Airbnb, Inc., Class A(a)	9	1,225
Booking Holdings, Inc.(a)	3	10,642
Chipotle Mexican Grill, Inc.(a)	10	22,870
Domino's Pizza, Inc.	6	2,473
DraftKings, Inc., Class A(a)	27	952
Hilton Worldwide Holdings, Inc.	90	16,388
Hyatt Hotels Corp., Class A	29	3,782
Las Vegas Sands Corp.	964	47,438
McDonald's Corp.	14	4,151
Norwegian Cruise Line Holdings Ltd.(a)(b)	99	1,984
Penn Entertainment, Inc.(a)	9	234
Restaurant Brands International, Inc.(b)	38	2,969
Starbucks Corp.	131	12,577
Wynn Resorts Ltd.	79	7,198
		134,883
Household Durables — 0.28%
Garmin Ltd.(b)	15	1,928
LGI Homes, Inc.(a)	108	14,381
PulteGroup, Inc.	9	929
Sony Group Corp. - ADR	1	95
		17,333
Household Products — 0.33%
Church & Dwight Co., Inc.	5	473
Clorox Co.	39	5,561
Kimberly-Clark Corp.	77	9,356
Procter & Gamble Co.	33	4,836
		20,226
Independent Power & Renewable Elec Producers — 0.09%
Clearway Energy, Inc., Class A	212	5,423

Industrial Conglomerates — 0.66%
3M Co.	65	7,106
General Electric Co.	12	1,532
Honeywell International, Inc.	154	32,295
		40,933
Insurance — 3.49%
Aflac, Inc.	9	743
Allstate Corp.	626	87,627
Chubb Ltd.(b)	103	23,278
Fidelity National Financial, Inc.	9	459
Hartford Financial Services Group, Inc.	9	723
Markel Group, Inc.(a)	4	5,680
Marsh & McLennan Cos., Inc.	119	22,547
Old Republic International Corp.	54	1,588
Primerica, Inc.	117	24,074
Progressive Corp.	32	5,097
Selective Insurance Group, Inc.	23	2,288
Willis Towers Watson PLC(b)	177	42,692
		216,796
Interactive Media & Services — 1.14%
Alphabet, Inc., Class A(a)	274	38,275
Alphabet, Inc., Class C(a)	56	7,892
IAC, Inc.(a)	141	7,386
Meta Platforms, Inc., Class A(a)	48	16,990
		70,543
IT Services — 3.76%
Accenture PLC, Class A(b)	382	134,048
EPAM Systems, Inc.(a)	263	78,200
International Business Machines Corp.	81	13,248
VeriSign, Inc.(a)	36	7,415
		232,911
Leisure Products — 0.02%
Peloton Interactive, Inc., Class A(a)	54	329
Polaris, Inc.	9	853
		1,182
Life Sciences Tools & Services — 0.89%
Agilent Technologies, Inc.	12	1,668
Danaher Corp.	25	5,784
ICON PLC(a)(b)	9	2,548
Illumina, Inc.(a)	22	3,063
IQVIA Holdings, Inc.(a)	85	19,667
Thermo Fisher Scientific, Inc.	42	22,294
Waters Corp.(a)	1	329
		55,353
Machinery — 2.34%
AGCO Corp.	46	5,585
Caterpillar, Inc.	9	2,661
CNH Industrial NV(b)	702	8,550
Crane Co.	18	2,127
Cummins, Inc.	6	1,437
Deere & Co.	9	3,599
Donaldson Co., Inc.	280	18,297
Dover Corp.	92	14,151
EnPro Industries, Inc.	9	1,411
Gates Industrial Corp. PLC(a)(b)	540	7,247
IDEX Corp.	1	217
Illinois Tool Works, Inc.	32	8,382
ITT, Inc.	55	6,563
Oshkosh Corp.	447	48,458
Otis Worldwide Corp.	63	5,637
PACCAR, Inc.	61	5,957
Parker-Hannifin Corp.	9	4,146
Stanley Black & Decker, Inc.	9	883
		145,308
Marine Transportation — 0.02%
Castor Maritime, Inc.(a)(b)	45	19
Golden Ocean Group Ltd.(b)	126	1,230
		1,249
Media — 1.00%
Charter Communications, Inc., Class A(a)	31	12,049
Comcast Corp., Class A	171	7,498
DISH Network Corp., Class A(a)	472	2,723
Interpublic Group of Cos., Inc.	443	14,461
Liberty Broadband Corp., Class C(a)	166	13,378
Liberty Media Corp.-Liberty SiriusXM(a)	18	518
Omnicom Group, Inc.	24	2,076
Paramount Global, Class B	613	9,066
		61,769
Metals & Mining — 2.68%
Barrick Gold Corp.(b)	486	8,792
BHP Group Ltd. - ADR	9	615
Cleveland-Cliffs, Inc.(a)	5,367	109,594
Freeport-McMoRan, Inc.	353	15,027
Nucor Corp.	174	30,283
Reliance Steel & Aluminum Co.	1	280
Rio Tinto PLC - ADR	9	670
Royal Gold, Inc.	9	1,089
		166,350
Mortgage Real Estate Investment Trusts (REITs) — 0.01%
Blackstone Mortgage Trust, Inc., Class A	9	191
Chimera Investment Corp.	54	270
		461
Multi-Utilities — 0.07%
CenterPoint Energy, Inc.	63	1,800
CMS Energy Corp.	9	523
Dominion Energy, Inc.	47	2,209
		4,532
Oil, Gas & Consumable Fuels — 10.78%
Alliance Resource Partners LP	265	5,613
Antero Midstream Corp.	36	451
Chevron Corp.	402	59,961
Chord Energy Corp.	20	3,325
Civitas Resources, Inc.	9	615
ConocoPhillips	1,282	148,801
Coterra Energy, Inc.	69	1,761
Cross Timbers Royalty Trust	69	1,212
CrossAmerica Partners LP	117	2,668
Devon Energy Corp.	544	24,643
Energy Transfer LP	1,580	21,804
EOG Resources, Inc.	20	2,419
Exxon Mobil Corp.	155	15,497
Green Plains Partners LP	261	3,323
International Seaways, Inc.(b)	49	2,229
Kinder Morgan, Inc.	18	318
New Fortress Energy, Inc.	66	2,490
NGL Energy Partners LP(a)	26,903	149,849
Occidental Petroleum Corp.	39	2,329
ONEOK, Inc.	232	16,291
Pembina Pipeline Corp.(b)	135	4,646
Permian Resources Corp.	122	1,659
Phillips 66	75	9,986
Pioneer Natural Resources Co.	2	450
Shell PLC - ADR	2,079	136,797
Summit Midstream Partners LP(a)	9	161
Tellurian, Inc.(a)	288	218
TotalEnergies SE - ADR	36	2,426
Uranium Energy Corp.(a)(b)	362	2,317
Valero Energy Corp.	9	1,170
Williams Cos., Inc.	1,229	42,805
		668,234
Paper & Forest Products — 0.23%
Louisiana-Pacific Corp.	195	13,812
Sylvamo Corp.	9	442
		14,254
Passenger Airlines — 0.85%
American Airlines Group, Inc.(a)	639	8,780
Delta Air Lines, Inc.	537	21,604
Southwest Airlines Co.	677	19,552
United Airlines Holdings, Inc.(a)	63	2,599
		52,535
Personal Care Products — 0.00%
Beauty Health Co.(a)	36	112
Estee Lauder Cos., Inc., Class A	1	146
		258
Pharmaceuticals — 1.16%
Acasti Pharma, Inc.(a)(b)	13	38
AstraZeneca PLC - ADR	61	4,108
Bristol-Myers Squibb Co.	41	2,104
Eli Lilly & Co.	5	2,915
GSK PLC - ADR	126	4,670
Johnson & Johnson	303	47,491
Merck & Co., Inc.	54	5,887
Novartis AG - ADR	9	909
Pfizer, Inc.	18	518
Takeda Pharmaceutical Co. Ltd. - ADR	27	385
Zoetis, Inc.	15	2,961
		71,986
Professional Services — 0.63%
Automatic Data Processing, Inc.	19	4,426
Booz Allen Hamilton Holding Corp.	27	3,454
FTI Consulting, Inc.(a)	18	3,585
Genpact Ltd. (b)	46	1,597
Jacobs Solutions, Inc.	4	519
KBR, Inc.	95	5,264
Paychex, Inc.	5	596
Paycom Software, Inc.	1	207
RELX PLC - ADR	18	714
Robert Half International, Inc.	211	18,550
		38,912
Real Estate Management & Development — 0.01%
Kennedy-Wilson Holdings, Inc.	54	669

Residential REITs — 0.27%
Equity LifeStyle Properties, Inc.	9	635
Sun Communities, Inc.	119	15,904
		16,539
Retail REITs — 1.29%
Simon Property Group, Inc.	564	80,450

Semiconductors & Semiconductor Equipment — 6.83%
Advanced Micro Devices, Inc.(a)	27	3,980
Applied Materials, Inc.	27	4,376
ASML Holding NV(b)	76	57,526
Broadcom, Inc.	21	23,441
Daqo New Energy Corp. - ADR(a)	9	239
Entegris, Inc.	212	25,402
Intel Corp.	2,516	126,429
KLA Corp.	14	8,138
Lam Research Corp.	1	783
Micron Technology, Inc.	45	3,840
MKS Instruments, Inc.	9	926
NVIDIA Corp.	129	63,883
QUALCOMM, Inc.	126	18,223
Skyworks Solutions, Inc.	9	1,012
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	59	6,136
Teradyne, Inc.	9	977
Texas Instruments, Inc.	461	78,582
		423,893
Software — 6.20%
Adobe, Inc.(a)	92	54,886
Autodesk, Inc.(a)	178	43,339
C3.ai, Inc., Class A(a)	27	775
Cadence Design Systems, Inc.(a)	110	29,961
Clear Secure, Inc., Class A	63	1,301
Crowdstrike Holdings, Inc., Class A(a)	36	9,192
Fortinet, Inc.(a)	351	20,544
Gen Digital, Inc.	958	21,862
Intuit, Inc.	61	38,127
Microsoft Corp.	129	48,509
Oracle Corp.	66	6,958
Palo Alto Networks, Inc.(a)	9	2,654
Progress Software Corp.	173	9,394
PTC, Inc.(a)	72	12,597
Salesforce, Inc.(a)	14	3,684
SAP SE - ADR	405	62,609
ServiceNow, Inc.(a)	24	16,956
Zoom Video Communications, Inc., Class A(a)	9	647
		383,995
Specialized REITs — 0.09%
American Tower Corp.	2	432
Crown Castle, Inc.	12	1,382
Iron Mountain, Inc.	9	630
PotlatchDeltic Corp.	63	3,093
		5,537
Specialty Retail — 3.35%
Advance Auto Parts, Inc.	66	4,028
AutoZone, Inc.(a)	1	2,586
Bath & Body Works, Inc.	1,389	59,950
CarMax, Inc.(a)	57	4,374
Five Below, Inc.(a)	41	8,740
GameStop Corp., Class A(a)	9	158
Gap, Inc.	18	376
Home Depot, Inc.	146	50,596
Lowe's Cos., Inc.	13	2,893
O'Reilly Automotive, Inc.(a)	46	43,704
Penske Automotive Group, Inc.	77	12,359
RH(a)	1	291
TJX Cos., Inc.	77	7,223
Valvoline, Inc.(a)	271	10,184
		207,462
Special Purpose Acquisition Companies — 0.01%
Digital World Acquisition Corp., Class A(a)	18	315

Technology Hardware, Storage & Peripherals — 0.61%
Apple, Inc.	110	21,178
HP, Inc.	144	4,333
NetApp, Inc.	87	7,670
Seagate Technology Holdings PLC	9	768
Western Digital Corp.(a)	81	4,242
		38,191
Textiles, Apparel & Luxury Goods — 0.77%
Crocs, Inc.(a)	9	841
NIKE, Inc., Class B	9	977
Skechers USA, Inc., Class A(a)	398	24,811
Tapestry, Inc.	520	19,141
Under Armour, Inc., Class A(a)	172	1,512
VF Corp.	9	169
		47,451
Tobacco — 1.73%
Altria Group, Inc.	192	7,745
British American Tobacco PLC - ADR	63	1,845
Philip Morris International, Inc.	1,024	96,338
Universal Corp.	18	1,212
		107,140
Trading Companies & Distributors — 1.51%
AerCap Holdings NV(a)(b)	607	45,112
Applied Industrial Technologies, Inc.	59	10,189
Beacon Roofing Supply, Inc.(a)	258	22,451
Core & Main, Inc., Class A(a)	220	8,890
MSC Industrial Direct Co., Inc., Class A	27	2,734
WESCO International, Inc.	19	3,304
WW Grainger, Inc.	1	829
		93,509
Wireless Telecommunication Services — 0.36%
T-Mobile US, Inc.	141	22,607
Total Common Stocks (Cost $5,505,436)		6,152,742

EXCHANGE TRADED FUNDS — 0.00%
Equity – 0.00%
iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	1	16
Total Exchange Traded Funds (Cost $46)		16

CLOSED END FUNDS — 0.08%
Equity – 0.06%
BlackRock Utilities Infrastructure & Power Opportunities Trust	9	196
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	117	1,443
First Trust MLP and Energy Income Fund	126	1,080
Sprott Focus Trust, Inc.	141	1,128
Virtus Artificial Intelligence & Technology Opportunities Fund	9	157
		4,004
Business Development Companies – 0.02%
Ares Capital Corp.	18	361
Golub Capital BDC, Inc.	27	407
Hercules Capital, Inc.	9	150
		918
Total Closed End Funds (Cost $4,943)		4,922
SHORT-TERM INVESTMENT – 0.55%
Money Market Funds — 0.55%
First American Government Obligations Fund, Class X, 5.28% (c)	33,880	33,880
Total Short-Term Investment (Cost $33,880)		33,880

Total Investments (Cost $5,544,303) — 99.89%		6,191,560
Other Assets in Excess of Liabilities — 0.11%		6,695
Total Net Assets — 100.00%		$6,198,255

ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
PLC	-Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset values (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2023:

Unusual Whales Subversive Republican Trading ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$6,152,743	$–	$–	$6,152,743
Exchange Traded Funds	16	–	–	16
Closed End Funds	4,922	–	–	4,922
Short-Term Investments	33,880	–	–	33,880
Total Investments in Securities	$6,191,560	$–	$–	$6,191,560

As of the period ended December 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.